Supplement dated October 14, 2016 to the following Prospectuses dated April 29, 2016:

Waddell & Reed Advisors Accumulator Variable Universal Life Insurance Waddell & Reed Advisors Retirement Builder Variable Annuity
Waddell & Reed Advisors Retirement Builder II Variable Annuities

The prospectus offers the following underlying mutual fund as investment option. Effective October 14, 2016, the name of the investment option is updated as indicated below:

CURRENT NAME

Ivy Funds Variable Insurance
Portfolios Money Market


UPDATED NAME

Ivy Variable Insurance Portfolios
Government Money Market




























This supplement should be retained with the prospectus for future reference.